Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sources of non-interest income [Abstract]
Net gain on securities transactions	[1]	$ 1,155	$ 0	$ 0
Other	[1]	1,243	4,109	2,978
Total non-interest income		17,170	18,591	18,081
Overdraft Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,665	3,571	3,543
Other [Member]
Sources of non-interest income [Abstract]
Non-interest income		1,629	459	455
Interchange Income [Member]
Sources of non-interest income [Abstract]
Non-interest income		4,199	4,065	4,822
Wealth Management Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		$ 6,279	$ 6,387	$ 6,283

[1]	Not within the scope of ASC 606.